Note 3 - Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	2013	2012

Machines and equipment	$233,793	$233,793
Office and computer equipment	171,404	179,349
Software	41,872	41,872
Furniture and fixtures	22,447	25,679
Vehicles	-	22,531
Other assets	2,446	2,446
Total	471,962	505,670
Accumulated depreciation	(458,695)	(472,828)
Net property and equipment	$13,267	$32,842